Note 47 Pension commitments with executive directors and member of senior Management (Details)	Jun. 30, 2021 shares
Theoretical Shares Assigned [Member]
Deferred share Remuneration system [Line Items]
Jose Miguel Andres Torrecillas remuneration shares	22,860
Jaime Caruana Lacorte remuneration Shares	25,585
Raul Galamba De Oliveira	9,500
Belen Garijo Lopez remuneration shares	15,722
Sunir Kumar Kapoor remunerations shares	7,737
Lourdes Máiz Carro remuneration shares	10,731
José Maldonado Ramos remuneration shares	15,416
Ana Peralta Moreno remuneration shares	10,731
Juan Pi Llorens remuneration shares	23,079
Ana Revenga Shanklin	7,568
Susana Rodriguez Vidarte remuneration share	20,237
Carlos Salazar Lomelin	5,642
Jan Verplancke remuneration shares	9,024
Total remuneration shares	183,832
Accumulated Theoretical shares [Member]
Deferred share Remuneration system [Line Items]
Jose Miguel Andres Torrecillas remuneration shares	98,772
Jaime Caruana Lacorte remuneration Shares	56,972
Raul Galamba De Oliveira	9,500
Belen Garijo Lopez remuneration shares	77,848
Sunir Kumar Kapoor remunerations shares	30,652
Lourdes Máiz Carro remuneration shares	55,660
José Maldonado Ramos remuneration shares	123,984
Ana Peralta Moreno remuneration shares	26,396
Juan Pi Llorens remuneration shares	115,896
Ana Revenga Shanklin	7,568
Susana Rodriguez Vidarte remuneration share	161,375
Carlos Salazar Lomelin	5,642
Jan Verplancke remuneration shares	21,416
Total remuneration shares	791,681